SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total	$ 3,030,680	$ 1,998,971	$ 3,670,722
Manufactured Product, Other [Member]
Product Information [Line Items]
Total	2,650,399	1,318,521	2,329,491
Commission Processing Service [Member]
Product Information [Line Items]
Total	349,753	382,146	942,626
Rental Income [Member]
Product Information [Line Items]
Total	25,021	177,593	267,591
Others [Member]
Product Information [Line Items]
Total	5,507	120,711	131,014
Point In Time [Member]
Product Information [Line Items]
Total	3,005,659	1,821,378	3,403,131
Over Time [Member]
Product Information [Line Items]
Total	$ 25,021	$ 177,593	$ 267,591